Financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total current financial assets	$ 9,458	$ 15,930
Non-current financial assets	1,495	1,363
Financial assets	10,953	17,293
Current financial liabilities	6,622	6,991
Non-current financial liabilities	17,791	18,568
Financial liabilities	24,413	25,559
Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,736	11,721
Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	61	184
Derivatives [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	342	111
Non-current financial assets	196	20
Current financial liabilities	90	243
Non-current financial liabilities	186	592
Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,319	3,914
Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	1,215	1,220
Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	77	117
Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	7	6
Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4,461	3,475
Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	489	1,204
Non-current financial liabilities	12,223	12,578
Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	416	760
Non-current financial liabilities	2,554	1,437
Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	400	393
Contract Liability [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	766	916
Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,725	3,419
Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	103	542
Amortized cost
IfrsStatementLineItems [Line Items]
Total current financial assets	5,274	12,424
Non-current financial assets	1,292	1,337
Financial assets	6,566	13,761
Current financial liabilities	6,532	6,748
Non-current financial liabilities	14,777	14,015
Financial liabilities	21,309	20,763
Amortized cost | Cash And Cash Equivalents Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,736	11,721
Amortized cost | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	538	703
Amortized cost | Judicial Deposits [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	1,215	1,220
Amortized cost | Restricted Cash [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	77	117
Amortized cost | Suppliers And Contractors Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	4,461	3,475
Amortized cost | Loans And Borrowings Current [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	489	1,204
Non-current financial liabilities	12,223	12,578
Amortized cost | Government Grant [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	416	760
Non-current financial liabilities	2,554	1,437
Amortized cost | Other Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	400	393
Amortized cost | Contract Liability [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	766	916
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	4,184	3,506
Non-current financial assets	196	20
Financial assets	4,380	3,526
Financial assets at fair value through profit or loss, category [member] | Short Term Investment [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	61	184
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Total current financial assets	342	111
Non-current financial assets	196	20
Financial assets at fair value through profit or loss, category [member] | Accounts Receivable Current [Member]
IfrsStatementLineItems [Line Items]
Total current financial assets	3,781	3,211
Financial assets measured at fair value through other comprehensive income, category [member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	7	6
Financial assets	7	6
Financial assets measured at fair value through other comprehensive income, category [member] | Investments In Equity Securities Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial assets	7	6
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	90	243
Non-current financial liabilities	3,014	4,553
Financial liabilities	3,104	4,796
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Current financial liabilities	90	243
Non-current financial liabilities	186	592
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Participative Stockholders Debentures Noncurrent [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	2,725	3,419
Financial Liabilities At Fair Value Through Profit Or Loss Category Membe [Member] | Financial Guarantees [Member]
IfrsStatementLineItems [Line Items]
Non-current financial liabilities	$ 103	$ 542